Other Income (Expense), Net	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Other Income (Expense), Net [Abstract]
Other Income (Expense), Net
(13) Other Income (Expense), Net
Other income (expense), net consists of the following (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Change in fair value of redeemable convertible preferred stock warrant liability	$39	$3	$9,455	$(142)
Change in fair value of Carlyle warrants	12,689	—	12,689	—
Change in fair value of FACT public, private placement and working capital warrants	4,170	—	4,170	—
Gain on extinguishment of convertible notes and SAFE agreements (1)	—	—	—	3,235
Loss on CS Solis debt extinguishment	(10,338)	—	(10,338)	—
Bonus shares issued in connection with the Mergers (2)	(2,394)	—	(2,394)	—
Issuance of forward purchase agreements (3)	76	—	76	—
Change in fair value of forward purchase agreement liabilities (4)	(6,661)	—	(6,661)	—
Issuance of shares in connection with the forward purchase agreements (5)	(35,490)	—	(35,490)	—
Other, net	(94)	1	191	87

Total other income (expense), net	$(38,003)	$4	$(28,302)	$3,180

(1)	Includes zero and $1.4 million of other income for the three and nine months ended September 30, 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.
(2)	Includes $0.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for bonus shares issued to related parties in connection with the Mergers.
(3)	Includes $0.3 million of other income for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
(4)	Includes $5.9 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
(5)	Includes $30.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for shares issued to related parties in connection with the forward purchase agreements.

(12)	Other Income (Expense), Net
Other income (expense), net consists of the following (in thousands):

	Years Ended December 31,
	2022	2021	2020
Change in fair value of SAFE agreements	$—	$(1,306)	$(15)
Change in fair value of derivative liabilities	—	(336)	(50)
Change in fair value of warrant liabilities	(5,211)	(330)	24
Gain on extinguishment of convertible notes and SAFE agreements (1)	3,235	—	—
Forgiveness of Paycheck Protection Plan loan	—	1,754	—
Other, net	118	(22)	—

Total other income (expense), net	$(1,858)	$(240)	$(41)

(1)	Includes $1.4 million of other income recognized upon the conversion of related party convertible notes and SAFEs